Small-Company Stock Fund Investment Objectives and Goals - Small-Company Stock Fund	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Small-Company Stock Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Small-Company Stock Fund seeks long-term growth of capital for the long-term investor.